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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21409

                      Pioneer Municipal High Income Advantage Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


           Pioneer Municipal High Income Advantage Trust

           SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)

Principal
Amount ($)                                                      Value
           TAX-EXEMPT OBLIGATIONS - 141.7% of Net Assets
           Alaska - 1.2%
3,875,000(aAlaska State Housing Finance Corp., RIB, 10.069%, $       4,370,884

           Arizona - 5.6%
5,000,000  Casa Grande Industrial Development Authority, Hos $        5,489,750
3,130,000  Coconino County Arizona Pollution Control Corp. R
3,074,411
1,615,000  Coconino County Arizona Pollution Control Corp. R           1,638,660
3,140,000(aDowntown Phoenix Hotel Corp., RIB, 6.806%, 7/1/40           3,169,202
1,000,000  Pima County Industrial Development Authority, 6.3           1,023,820
1,570,000  Pima County Industrial Development Authority, 6.7           1,628,467
1,000,000 +Pima County Industrial Development Authority, 7.5
1,196,770
2,000,000  San Luis Facility Development Corp., 7.25%, 5/1/2          2,004,620
                                                             $      19,225,700
           California - 6.6%
2,680,000  Golden State Tobacco Securitization Corp., 6.75%, $       2,999,536
9,520,000(aUniversity of California, RIB, 6.972%, 5/15/38 (1         10,045,694
9,455,000  Valley Health System Hospital Revenue,  6.875%, 5          9,466,724
                                                             $       22,511,954
           Colorado - 1.8%
2,850,000  Denver Health & Hospital Authority Healthcare Rev $       2,973,946
3,650,000  Northwest Parkway Public Highway Authority, 7.125
3,378,951
                                                             $        6,352,897
           Connecticut - 0.7%
3,000,000  Bridgeport Connecticut Senior Living Facilities R $         2,516,790

           District of Columbia - 2.1%
2,700,000  District of Columbia Tobacco Settlement Financing $       3,035,340
4,000,000  District of Columbia Tobacco Settlement Financing          4,339,720
                                                             $        7,375,060
           Florida - 5.8%
1,000,000  Greater Orlando Aviation Authority, 6.5%, 11/15/3 $        1,039,670
4,500,000  Hillsborough County Florida Industrial Development Authority
Pollution
              Control Revenue, 5.5%, 10/1/23                           4,603,185
2,000,000  Hillsborough County Florida Industrial Development Authority
Pollution
              Control Revenue, 6.75%, 7/1/29                           2,025,740
500,000    Miami Beach Health Facilities Authority, 5.375%,              493,245
1,500,000  Miami Beach Health Facilities Authority, 6.7%, 11           1,633,905
10,000,000 Miami-Dade County Aviation Revenue, 5.0%, 10/1/37          10,101,000
                                                             $      19,896,745
           Georgia - 2.7%
4,000,000(aAtlanta Georgia Water and Wastewater Revenue, RIB $       4,088,040
2,500,000  Brunswick & Glynn County Development Authority Re           2,449,525
1,065,000  Effingham County Industrial Development Authority
1,117,473
1,650,000  Savannah Georgia Economic Development Authority R         1,712,964
                                                             $       9,368,002
           Guam - 1.6%
5,000,000  Northern Mariana Islands, 6.75%, 10/1/33          $       5,531,750

           Idaho - 2.4%
2,000,000  Power County Industrial Development Corp., 6.45%, $        2,126,880
5,920,000  Power County Pollution Control Revenue, 5.625% 10          6,032,835
                                                             $        8,159,715

           Illinois - 4.3%
4,000,000  Centerpoint Intermodal Center, 8.0%, 6/15/23 (144 $        4,013,400
1,000,000  Illinois Finance Authority Revenue, 6.0%, 11/15/2
1,002,210
3,000,000  Illinois Finance Authority Revenue, 6.0%, 11/15/3          2,972,400
1,645,000  Illinois Health Facilities Authority Revenue, 5.5
1,515,094
1,400,000  Illinois Health Facilities Authority Revenue, 6.7           1,399,944
2,400,000  Illinois Health Facilities Authority Revenue, 6.7          2,370,480
1,500,000  Illinois Health Facilities Authority Revenue, 6.9           1,627,290
                                                             $      14,900,818
           Indiana - 5.5%
1,200,000  Indiana State Development Finance Authority Pollu $        1,226,652
10,000,000 Indiana State Development Finance Authority Reven         10,297,700
5,000,000  Jasper County Industrial Economic Development Rev          4,923,700
2,315,000  Vincennes Industrial Economic Development Revenue           2,301,365
                                                             $       18,749,417
           Kentucky - 1.4%
500,000    Kentucky Economic Development Finance Authority H $           506,240
4,400,000  Kentucky Economic Development Finance Authority H          4,431,152
                                                             $       4,937,392
           Louisiana - 3.1%
750,000    Opelousas Louisiana General Hospital Authority Re $         750,555
9,415,000  Tobacco Settlement Financing Corp., 5.875%, 5/15/          9,847,808
                                                             $      10,598,363
           Maryland - 0.4%
1,500,000  Maryland Health & Higher Educational Facilities A $         1,509,210

           Massachusetts - 7.6%
1,000,000  Lynn Massachusetts Water & Sewer Commission Gener $         1,014,820
5,000,000  Massachusetts Bay Transportation Authority Revenu          5,219,250
2,195,000  Massachusetts Health & Educational Facilities Aut           2,127,460
1,000,000  Massachusetts Health & Educational Facilities Aut          1,042,410
3,520,000(aMassachusetts State College Building Authority Pr          3,656,330
1,740,000  Massachusetts State Development Finance Agency, 5          1,599,391
2,920,000  Massachusetts State Development Finance Agency, 6          2,947,390
4,710,000  Massachusetts State Development Finance Agency, 7          4,874,238
3,475,000(aMassachusetts State Housing Finance Agency, RIB,            3,475,730
                                                             $       25,957,019
           Michigan - 4.4%
3,000,000 +Delta County Michigan Economic Development Corp., $        3,340,410
3,000,000  Macomb County Hospital Finance Authority Revenue,          3,152,520
4,130,000  Michigan State Hospital Finance Authority Revenue          3,948,858
1,000,000  Michigan State Strategic Fund Solid Waste Disposa           1,026,450
3,000,000(bWayne Charter County Michigan Special Airport Fac           1,653,330
3,405,000(bWayne Charter County Michigan Special Airport Fac          1,895,325
                                                             $       15,016,893
           Minnesota - 1.0%
4,800,000(bMinneapolis/St. Paul Metropolitan Airports, 7.0%, $       3,368,256

           Missouri - 1.0%
1,500,000  St. Louis Industrial Development Authority Revenu $        1,445,280
2,000,000  St. Louis Industrial Development Authority Revenu           1,927,340
                                                             $       3,372,620
           Montana - 0.3%
1,000,000  Two Rivers Authority, Inc., Project Revenue, 7.37 $           965,860

           Nevada - 2.4%
2,425,000  Clark County Industrial Development Revenue, 5.5% $        2,366,727
2,500,000  Clark County Industrial Development Revenue, 5.9%           2,500,350
1,600,000  Nevada State Department of Business & Industry, 7          1,659,104
1,000,000  Nevada State Department of Business & Industry, 7           1,040,640
500,000    Nevada State Department of Business & Industry, 7           518,265
                                                             $       8,085,086
           New Hampshire - 1.5%
1,000,000  New Hampshire Health & Educational Facilities Aut $         1,020,510
1,125,000  New Hampshire Health & Educational Facilities Aut           1,143,067
3,000,000 +New Hampshire Higher Educational & Health Facilit           3,145,020
                                                             $        5,308,597
           New Jersey - 9.0%
13,000,000 New Jersey Economic Development Authority Revenue $     13,298,220
2,500,000  New Jersey Health Care Facilities Financing Autho           2,537,850
1,420,000  New Jersey Health Care Facilities Financing Autho          1,421,789
2,495,000(aNew Jersey State Turnpike Authority, RIB, 8.581%,          3,385,840
1,000,000  Tobacco Settlement Financing Corp., 6.25%, 6/1/43          1,078,370
3,250,000  Tobacco Settlement Financing Corp., 6.75%, 6/1/39           3,627,325
5,000,000  Tobacco Settlement Financing Corp., 7.0%, 6/1/41           5,669,200
                                                             $       31,018,594
           New York - 11.0%
3,000,000  Dutchess County Industrial Development Agency Rev $       3,244,650
5,000,000  Nassau County New York Industrial Development Age          5,063,400
6,980,000  New York City Industrial Development Agency, 5.25           6,570,623
2,000,000  New York City Industrial Development Agency, 5.37          2,044,620
2,000,000  New York City Industrial Development Agency, 6.9%          2,000,640
3,950,000  New York City Industrial Development Agency, 7.62           4,438,971
2,700,000  New York City Industrial Development Agency, 7.8%          2,764,422
5,000,000  New York State Environmental Facilities Corp., 5.           5,091,000
4,500,000  Suffolk County New York Industrial Development Ag          4,458,420
2,000,000  Yonkers Industrial Development Agency Civic Facil         1,981,880
                                                             $     37,658,626
           North Carolina - 5.5%
11,350,000 Charlotte North Carolina Special Facilities Reven $        11,137,074
7,140,000  Charlotte North Carolina Special Facilities Reven           7,642,585
                                                             $       18,779,659
           Ohio - 2.7%
3,900,000  Belmont County Health System Revenue, 5.7%, 1/1/1 $        3,786,783
1,000,000  Belmont County Health System Revenue, 5.8%, 1/1/1            950,890
5,000,000  Cleveland Airport Special Revenue, 5.375%, 9/15/2           4,576,950
                                                             $        9,314,623
           Oklahoma - 1.1%
2,345,000  Jackson County Memorial Hospital Authority Revenu $        2,357,171
1,500,000  Tulsa Municipal Airport Transportation Revenue, 7          1,499,745
                                                             $        3,856,916
           Oregon - 4.2%
5,900,000  Klamath Falls Electric Revenue, 5.75%, 1/1/13 (14 $        5,252,062
8,000,000  Klamath Falls Electric Revenue, 6.0%, 1/1/25 (144           6,510,080
2,500,000  Western Generation Agency Cogeneration Project Re           2,508,425
                                                             $       14,270,567
           Pennsylvania - 6.7%
3,000,000  Allegheny County Hospital Development Authority R $         3,551,070
500,000    Allegheny County Hospital Development Authority R            590,805
1,000,000  Clarion County Hospital Authority Revenue, 5.625%           1,004,240
3,735,000  Columbia County Hospital Authority Revenue, 5.85%           3,341,966
1,250,000  Hazleton Health Services Authority Hospital Reven           1,229,400
3,360,000  Montgomery County Higher Education & Health Autho          3,429,888
1,430,000  Pennsylvania Economic Development Financing Autho           1,370,240
1,805,000  Pennsylvania Economic Development Financing Autho           1,799,874
2,330,000  Pennsylvania Economic Development Financing Autho           2,323,919
2,005,000  Scranton-Lackawanna Health & Welfare Authority Re           1,993,090
2,245,000  Scranton-Lackawanna Health & Welfare Authority Re           2,231,687
                                                             $      22,866,179
           Rhode Island - 4.0%
4,485,000  Central Falls Rhode Island Detention Facilities R $        4,919,372
8,285,000  Tobacco Settlement Financing Corp., 6.25%, 6/1/42          8,680,029
                                                             $       13,599,401
           South Carolina - 5.8%
1,500,000  Connector 2000 Association, Inc., Toll Road Reven $         1,310,970
1,600,000  Loris Community Hospital District, 5.625%, 1/1/29          1,623,776
7,140,000 +South Carolina Jobs Economic Development Authorit          8,090,905
860,000    South Carolina Jobs Economic Development Authorit            949,191
3,000,000  South Carolina Jobs Economic Development Authorit          3,262,620
4,400,000  Tobacco Settlement Revenue Management, 6.375%, 5/           4,845,676
                                                             $     20,083,138
           Tennessee - 2.5%
1,000,000  Johnson City Health & Educational Facilities Boar $         1,148,320
7,000,000  Knox County Health Educational & Housing Faciliti          7,363,230
                                                             $
8,511,550
           Texas  - 18.2%
11,300,000 Alliance Airport Authority Special Facilities Rev $       11,297,966
8,650,000  Brazos River Authority Pollution Control Revenue,          9,664,039
13,885,000 Dallas-Fort Worth International Airport Revenue,           13,477,614
10,000,000 Houston Texas Airport System Revenue, 6.75%, 7/1/         10,629,100
845,000    Lubbock Health Facilities Development Corp., 6.5%            856,255
2,000,000  Lubbock Health Facilities Development Corp., 6.62          2,024,760
7,750,000  Matagorda County Navigation District Number 1 Rev          7,966,147
1,885,000  Panhandle Texas Regional Housing Finance, 8.125%,           1,593,428
5,000,000  Tomball Hospital Authority, 6.0%, 7/1/25                    5,143,600
                                                             $     62,652,909
           Virginia  - 0.5%
1,555,000 +Pocahontas Parkway Association of Virginia Toll R $         1,623,871

           Washington - 6.5%
10,000,000 Port Seattle Washington Special Facilities Revenu $      10,058,900
5,500,000(bPort Seattle Washington Special Facilities Revenu           3,469,785
1,390,000  Tobacco Settlement Authority Revenue, 6.5%, 6/1/2          1,510,624
6,960,000(aWashington State Economic Development Finance Aut
7,129,198
                                                             $      22,168,507

           Wisconsin  - 0.6%
1,000,000  Wisconsin State Health & Educational Facilities A $        1,015,590
1,000,000  Wisconsin State Health & Educational Facilities A           1,009,840
                                                             $       2,025,430

           TOTAL TAX-EXEMPT OBLIGATIONS
           (Cost $450,612,780)                               $  486,508,998

Shares     TAX-EXEMPT MONEY MARKET MUTUAL
               FUND - 0.0% of Net Assets
838        BlackRock Provident Institutional Municipal Fund  $        838

           TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
           (Cost $838)                                       $       838

           TOTAL INVESTMENTS IN SECURITIES - 141.7%
           (Cost $450,613,618) (c)(d)                        $  486,509,836
           OTHER ASSETS AND LIABILITIES - 2.0%               $    6,979,473
           PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING
              DIVIDENDS PAYABLE - (43.7)%                    $ (150,069,964)
           NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100 $   343,419,345

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2006, the value of these securities amounted to $59,068,020, or 17.2% of total net assets applicable to common shareowners.

RIB        Residual Interest Bonds.

NR         Security not rated by S&P or Moody's.

+          Prerefunded bonds have been collateralized by U.S.
           Treasury securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(a) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown was the rate at June 30, 2006.

(b)        Security is in default and is non-income producing.

(c) The concentration of investments by type of obligation/market sector is as follows:
           Insured                                                12.4%
           General Obligation                                       1.1
           Revenue Bonds:
                               Health Revenue                      24.8
                               Airport Revenue                     16.5
                               Development Revenue                  9.0
                               Tobacco Revenue                      9.4
                               Pollution Control Revenue            7.0
                               Transportation Revenue               6.8
                               Facilities Revenue                   5.7
                               Power Revenue                        2.9
                               Education Revenue                    1.2
                               Water Revenue                        1.1
                               Housing Revenue                      1.1
                               Utilities Revenue                    0.8
                               Other                                0.2
                                                                 100.0%


(d) At June 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of
            $447,959,186 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost        50,307,358

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value        (11,756,708)
           Net unrealized gain                              38,550,650

           For financial reporting purposes net unrealized gain on investments was $35,896,218 and cost of investments aggregated $450,613,618.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Advantage Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 30, 2006

* Print the name and title of each signing officer under his or her signature.